Information on Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2023
Investments accounted for using equity method [abstract]
List of the Directly or Indirectly Held Significant Subsidiaries
The following is a list of the directly or indirectly held significant subsidiaries.

SIGNIFICANT SUBSIDIARIES 1
(millions of Canadian dollars)		October 31, 2023
North America	Address of Head or Principal Office 2	Carrying value of shares owned by the Bank 3
Meloche Monnex Inc.	Montreal, Québec	$2,350
Security National Insurance Company	Montreal, Québec
Primmum Insurance Company	Toronto, Ontario
TD Direct Insurance Inc.	Toronto, Ontario
TD General Insurance Company	Toronto, Ontario
TD Home and Auto Insurance Company	Toronto, Ontario
TD Wealth Holdings Canada Limited	Toronto, Ontario	8,114
TD Asset Management Inc.	Toronto, Ontario
GMI Servicing Inc.	Winnipeg, Manitoba
TD Waterhouse Private Investment Counsel Inc.	Toronto, Ontario
TD Waterhouse Canada Inc.	Toronto, Ontario

TD Auto Finance (Canada) Inc.	Toronto, Ontario	4,027
TD Group US Holdings LLC	Wilmington, Delaware	78,167
Toronto Dominion Holdings (U.S.A.), Inc.	New York, New York
Cowen Inc.	New York, New York
Cowen Structured Holdings LLC	New York, New York
Cowen Structured Holdings Inc.	New York, New York
ATM Execution LLC	New York, New York
RCG LV Pearl, LLC	New York, New York
Cowen Financial Products LLC	New York, New York
Cowen Holdings, Inc.	New York, New York
Cowen and Company, LLC	New York, New York
Cowen CV Acquisition LLC	New York, New York
Cowen Execution Holdco LLC	New York, New York
Westminster Research Associates LLC	New York, New York
RCG Insurance Company	New York, New York
TD Prime Services LLC	New York, New York
TD Securities Automated Trading LLC	Chicago, Illinois
TD Securities (USA) LLC	New York, New York
Toronto Dominion (Texas) LLC	New York, New York
Toronto Dominion (New York) LLC	New York, New York
Toronto Dominion Capital (U.S.A.), Inc.	New York, New York
Toronto Dominion Investments, Inc.	New York, New York
TD Bank US Holding Company	Cherry Hill, New Jersey
Epoch Investment Partners, Inc.	New York, New York
TD Bank USA, National Association	Cherry Hill, New Jersey
TD Bank, National Association	Cherry Hill, New Jersey
TD Equipment Finance, Inc.	Mt. Laurel, New Jersey
TD Private Client Wealth LLC	New York, New York
TD Public Finance LLC	New York, New York

TD Wealth Management Services Inc.	Mt. Laurel, New Jersey

TD Investment Services Inc.	Toronto, Ontario	47

TD Life Insurance Company	Toronto, Ontario	268
TD Mortgage Corporation	Toronto, Ontario	12,447
TD Pacific Mortgage Corporation	Vancouver, British Columbia
The Canada Trust Company	Toronto, Ontario

TD Securities Inc.	Toronto, Ontario	2,855
TD Vermillion Holdings Limited	Toronto, Ontario	29,891
TD Financial International Ltd.	Hamilton, Bermuda
TD Reinsurance (Barbados) Inc.	St. James, Barbados

International
Cowen Malta Holdings Limited	Bikirkara, Malta	27
Cowen Insurance Company Ltd	Bikirkara, Malta
Ramius Enterprise Luxembourg Holdco S.à.r.l.	Luxembourg, Luxembourg	227
Cowen Reinsurance S.A.	Luxembourg, Luxembourg
TD Ireland Unlimited Company	Dublin, Ireland	2,741
TD Global Finance Unlimited Company	Dublin, Ireland

TD Securities (Japan) Co. Ltd.	Tokyo, Japan	11

Toronto Dominion Australia Limited	Sydney, Australia	97

TD Bank Europe Limited	London, England	1,187
Toronto Dominion International Pte. Ltd.	Singapore, Singapore	123
Cowen International Limited	London, England
Cowen Execution Services Limited	London, England
Cowen Asia Limited	Central, Hong Kong
Cowen and Company (Asia) Limited	Central, Hong Kong

Toronto Dominion (South East Asia) Limited	Singapore, Singapore	1,440

1
Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns 100% of the entity and/or 100% of any issued and outstanding voting securities and non-voting
securities of the entities listed.

2	Each subsidiary is incorporated or organized in the country in which its head or principal office is located.
3
Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the
Bank Act (Canada)
. Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes.